Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity IFRS 16	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Treasury stock	Additional paid in capital	Retained earnings IFRS 16	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests IFRS 16	Noncontrolling interests	IFRS 16	Total
Balance at beginning of period at Dec. 31, 2018		€ 11,758,411	€ 307,879	€ (50,993)	€ 3,873,345		€ 8,831,930	€ (911,473)	€ (1,528)	€ (290,749)			€ 1,143,547		€ 12,901,958
Balance at beginning of period (in shares) at Dec. 31, 2018			307,878,652	(999,951)
Adjustment due to initial application at Dec. 31, 2018	€ (120,809)					€ (120,809)						€ (15,526)		€ (136,335)
Adjusted balance at Dec. 31, 2018		11,637,602	€ 307,879	€ (50,993)	3,873,345		8,711,121	(911,473)	(1,528)	(290,749)			1,128,021		12,765,623
Adjusted balance (in shares) at Dec. 31, 2018			307,878,652	(999,951)
Proceeds from exercise of options and related tax effects		11,635	€ 228		11,407										11,635
Proceeds from exercise of options and related tax effects (in shares)			228,418
Compensation expense related to stock options		2,640			2,640										2,640
Purchase of treasury stock		(303,666)		€ (303,666)											(303,666)
Purchase of treasury stock (in shares)				(4,275,444)
Withdrawal of treasury stock			€ (3,771)	€ 269,796	(266,025)
Withdrawal of treasury stock (in shares)			(3,770,772)	3,770,772
Dividends paid		(354,636)					(354,636)								(354,636)
Purchase/sale of noncontrolling interests		(6,553)			(6,553)								36,172		29,619
Contributions from/to noncontrolling interests													(95,369)		(95,369)
Noncontrolling interests subject to put provisions		(17,902)					(17,902)								(17,902)
Net income		524,529					524,529						117,866		642,395
Other comprehensive income (loss) related to:
Foreign currency translation		124,722						125,613	68	(959)			5,708		130,430
Cash flow hedges, net of related tax effects		(10,318)							(10,318)						(10,318)
Total comprehensive income		638,933											123,574		762,507
Balance at end of period at Jun. 30, 2019		11,608,053	€ 304,336	€ (84,863)	3,614,814		8,863,112	(785,860)	(11,778)	(291,708)			1,192,398		12,800,451
Balance at end of period (in shares) at Jun. 30, 2019			304,336,298	(1,504,623)
Balance at beginning of period at Dec. 31, 2019		11,957,913	€ 304,437	€ (370,502)	3,607,662		9,454,861	(664,987)	(10,460)	(363,098)			1,269,324		€ 13,227,237
Balance at beginning of period (in shares) at Dec. 31, 2019			304,436,876	(6,107,629)											304,436,876
Proceeds from exercise of options and related tax effects		10,342	€ 171		10,171										€ 10,342
Proceeds from exercise of options and related tax effects (in shares)			171,114
Purchase of treasury stock		(365,988)		€ (365,988)											(365,988)
Purchase of treasury stock (in shares)				(5,687,473)
Purchase/sale of noncontrolling interests		(27,657)			(27,657)								(82,859)		(110,516)
Contributions from/to noncontrolling interests													(134,058)		(134,058)
Noncontrolling interests subject to put provisions		(10,635)					(10,635)								(10,635)
Net income		633,691					633,691						143,594		777,285
Other comprehensive income (loss) related to:
Foreign currency translation		(173,623)						(173,465)	(54)	(207)	€ 103		1,024		(172,599)
Cash flow hedges, net of related tax effects		4,873							4,873						4,873
Pensions, net of related tax effects		2,537								2,537					2,537
Fair value changes		94,144									94,144				94,144
Total comprehensive income		561,622											144,618		706,240
Balance at end of period at Jun. 30, 2020		€ 12,125,597	€ 304,608	€ (736,490)	€ 3,590,176		€ 10,077,917	€ (838,452)	€ (5,641)	€ (360,768)	€ 94,247		€ 1,197,025		€ 13,322,622
Balance at end of period (in shares) at Jun. 30, 2020			304,607,990	(11,795,102)											304,607,990